Leases - Schedule of Balance Sheet Information Related to Leases (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating Lease
Total operating lease assets	¥ 2,348,179	¥ 1,561,175
Lease liabilities - current	490,811	373,488
Lease liabilities - non current	1,854,576	1,189,754
Total operating lease liabilities	2,345,387	1,563,242
Finance lease
Property, plant and equipment, at cost	1,001,820	0
Accumulated depreciation	(25,046)	0
Property, plant and equipment, net	976,774	0
Finance lease liabilities - current	128,279	0
Finance lease liabilities - non current	797,743	0
Total finance lease liabilities	926,022	0
Land use rights, net [Member]
Operating Lease
Total operating lease assets	393,561	0
Right-of-use assets, net [Member]
Operating Lease
Total operating lease assets	¥ 1,954,618	¥ 1,561,175